2. BASIS OF PRESENTATION: (b) Going concern of operations: Schedule of working capital, loss and deficit (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Details
Working capital (deficiency)	$ (214,915)	$ 497,881	$ 1,142,219
Net loss for the year	(523,905)	(903,039)	(34,405,463)
Deficit	$ (76,353,600)	$ (75,829,695)	$ (74,926,656)